LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities

	Classification	December 31, 2022	December 31, 2021
Assets:

Operating lease assets	Operating lease right-of-use assets	$144,098	$154,652

Total lease assets		$144,098	$154,652

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	22,741	22,772
Long-term lease liabilities	Long-term operating lease liabilities	124,353	143,324

Total lease liabilities		$147,094	$166,096

Lease term and discount rate:

	December 31, 2022	December 31, 2021

Weighted-average remaining lease term — operating leases	7.92 years	8.82 years
Weighted-average discount rate — operating leases	2.47%	2.12%

Schedule of Components of Operating Lease Cost
	December 31, 2022	December 31, 2021
Operating lease cost:

Operating lease expense	$27,583	$25,083
Variable lease expense	1,940	2,985
Short-term lease expense	183	20
Sublease income	(999)	(819)

Total operating lease cost	$28,707	$27,269

Schedule of Operating Lease Liabilities

December 31,

2023	$25,561
2024	23,111
2025	20,285
2026	18,826
2027	16,048
2028 and thereafter	57,237

Total future lease payments (1)	161,068
Less imputed interest	(13,974)

Total	$147,094

(1)	Total lease payments have not been reduced by sublease rental payments of approximately $496 due in the future under non-cancelable subleases.

Schedule of Supplemental Cash Flow Information
	December 31, 2022	December 31, 2021
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$26,003	$24,051

Right-of-use assets obtained in exchange for new operating lease liabilities:

Operating leases	$18,569	$57,342